Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company’s 2016 Omnibus Incentive Plan (the “Plan”) permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards. The maximum aggregate shares of common stock that may be subject to awards and issued under the Plan is 700,000. At March 31, 2021, 489,255 shares have been awarded and 210,745 shares remain available for issuance under the Plan.

Option Awards

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. Additionally, certain options granted contain terms that require all unvested options to immediately vest a) upon the approval of a New Drug Application (NDA) by the US Food and Drug Administration for NRX-101, or b) immediately preceding a change in control of the Company, whichever occurs first.

The fair value of the Company’s common stock, which equaled the exercise price of stock options granted during the three months ended March 31, 2021 and 2020, respectively, was determined based on sales of the Company’s shares at arm’s length to unrelated third parties.

The grant date fair value of employee and non-employee stock option awards is determined using the Black Scholes option-pricing model. The following assumptions were used during the following periods:

	March 31, 2021	December 31, 2020
Exercise price	$58.00	$11.00-$15.25
Risk-free rate of interest	0.20%-0.34%	0.30%-0.49%
Expected term (years)	6.0	5.5-6.5
Expected stock price volatility	80%	80%
Dividend yield	—	—

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	486,755	$10.79	8.8	$19,571,655
Granted	42,500	58.00	9.8	595,000
Forfeited	(40,000)	—	—	—

Outstanding as of March 31, 2021	489,255	$14.58	8.7	$30,388,510

Options vested and exercisable as of March 31, 2021	376,493	$6.21	4.0	$24,771,202

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for employee stock and non-employee option grants during the three months ended March 31, 2021 was $41.97 and there were no employee stock or non-employee options granted during the three months ended March 31, 2020. At March 31, 2021, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $3,188,792, which the Company expects to recognize over a weighted-average period of approximately 1.84 years.

Stock-based compensation expense related to stock options, in aggregate, has been reported in general and administrative expense in the amount of $344,034 and $66,588 and research and development expense in the amount of $27,664 and $22,215 in the Company’s statements of operations for the three months ended March 31, 2021 and 2020, respectively.

9. Stock-Based Compensation

The Company’s 2016 Omnibus Incentive Plan (the “Plan”) permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards. The maximum aggregate shares of common stock that may be subject to awards and issued under the Plan is 500,000. In December 2020, the Company’s board of directors authorized an additional 200,000 shares of common stock options to be authorized under the Plan for a total of 700,000 authorized shares. At December 31, 2020, 486,755 shares have been awarded and 213,245 shares remain available for issuance under the Plan.

Option Awards

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. Due to the lack of historical exercise history, the expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. Additionally, certain options granted contain terms that require all unvested options to immediately vest a) upon the approval of a New Drug Application (NDA) by the US Food and Drug Administration for NRX-101, or b) immediately preceding a change in control of the Company, whichever occurs first.

The fair value of the Company’s common stock, which equaled the exercise price of stock options granted during the years ended December 31, 2020 and 2019, respectively, was determined based on sales of the Company’s shares at arm’s length to unrelated third parties.

The grant date fair value of employee and non-employee stock option awards is determined using the Black Scholes option-pricing model. The following assumptions were used during the following periods:

	December 31,
	2020	2019
Exercise price	$11.00-$15.25	$11.00
Risk-free rate of interest	0.30%-0.49%	1.54%-1.73%
Expected term (years)	5.5-6.5	6.0-6.5
Expected stock price volatility	80%	80%
Dividend yield	—	—

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2018	355,408	$5.74	8.2	$1,782,729
Granted	28,180	11.00	9.6
Forfeited/Cancelled	(50,000)	—	—	—

Outstanding as of December 31, 2019	333,588	$5.74	7.2	$1,782,729
Granted	266,500	14.37	9.7	9,761,125
Forfeited /Cancelled	(113,333)	—	—	—

Outstanding as of December 31, 2020	486,755	$10.79	8.8	$19,571,655

Options vested and exercisable as of December 31, 2020	329,489	$6.31	4.0	$14,723,342

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for employee stock and non-employee option grants during the years ended December 31, 2020 and 2019 was $9.64 and $7.69, respectively. At December 31, 2020, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted was $2,193,874, which the Company expects to recognize over a weighted-average period of approximately 2.09 years.

Stock-based compensation expense related to stock options, in aggregate, has been reported in general and administrative expense in the amount of $332,065 and $321,087 and research and development expense in the amount of $398,340 and $112,823 in the Company’s statements of operations for the years ended December 31, 2020 and 2019, respectively.